UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07038
                                                     ---------


                           THE MONEY MARKET PORTFOLIOS
                           ---------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   650 312-2000
                                                      ------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 6/30/08
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                                                    YEAR ENDED JUNE 30,
                                                              ----------------------------------------------------------------
                                                                 2008         2007           2006          2005        2004
                                                              ----------   ----------     ----------    ---------   ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................   $     1.00   $     1.00     $     1.00   $     1.00   $     1.00
                                                              ----------   ----------     ----------   ----------   ----------
Income from investment operations:
   Net investment income ..................................        0.040        0.052          0.041        0.020        0.009
   Net realized gains (losses) ............................           --           --(a)          --           --           --
                                                              ----------   ----------     ----------   ----------   ----------
Less distributions from net investment income .............       (0.040)      (0.052)        (0.041)      (0.020)      (0.009)
                                                              ----------   ----------     ----------   ----------   ----------
Net asset value, end of year ..............................   $     1.00   $     1.00     $     1.00   $     1.00   $     1.00
                                                              ==========   ==========     ==========   ==========   ==========
Total return ..............................................         4.10%        5.28%          4.15%        2.06%        0.94%

RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates and
   expense reduction ......................................         0.16%        0.15%          0.16%        0.16%        0.16%
Expenses net of waiver and payments by affiliates and
   expense reduction(b)....................................         0.16%        0.15%          0.16%        0.16%        0.15%
Net investment income .....................................         4.02%        5.17%          4.09%        2.04%        0.93%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................   $7,028,194   $6,580,101     $4,993,739   $5,676,479   $5,505,394

(a)  Amount rounds to less than $0.001 per share.

(b)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2008

    THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT(a)        VALUE
    --------------------------                                                           -------------------   --------------
    INVESTMENTS 102.4%
    BANK NOTES 7.8%
    Bank of America NA, 2.85%, 10/14/08 ..............................................       $275,000,000      $  275,007,946
    Wells Fargo Bank NA, 2.50%, 7/14/08 ..............................................        275,000,000         275,000,000
                                                                                                               --------------
    TOTAL BANK NOTES (COST $550,007,946) .............................................                            550,007,946
                                                                                                               --------------
    CERTIFICATES OF DEPOSIT 48.8%
    ABN Amro Bank NV, Chicago Branch, 2.43%, 7/08/08 .................................        275,000,000         275,000,534
    Australia and New Zealand Banking Group Ltd., New York Branch, 2.92%, 10/15/08 ...        125,000,000         125,003,645
    Bank of Ireland, Connecticut Branch, 2.625%, 7/07/08 .............................        275,000,000         275,000,228
    Banque Nationale De Paris, New York Branch, 2.88%, 7/23/08 .......................        100,000,000         100,000,000
    Banque Nationale De Paris, New York Branch, 2.45%, 8/15/08 .......................        175,000,000         175,002,133
    Barclays Bank PLC, New York Branch, 2.87%, 7/29/08 ...............................        275,000,000         275,000,000
    Calyon NY, New York Branch, 2.90%, 10/01/08 ......................................        275,000,000         275,000,000
    Dexia Credit Local NY, New York Branch, 2.66%, 8/08/08 ...........................        275,000,000         275,000,000
    Lloyds Bank PLC, New York Branch, 2.395%, 7/10/08 ................................        275,000,000         275,000,686
    Rabobank Nederland, New York Branch, 2.67%, 9/12/08 ..............................        275,000,000         275,000,000
    Royal Bank of Canada, New York Branch, 2.72%, 9/15/08 ............................        275,000,000         275,000,000
    Svenska Handelsbanken, New York Branch, 2.59%, 9/03/08 ...........................        275,000,000         275,000,000
    Toronto-Dominion Bank, New York Branch, 2.60%, 8/21/08 ...........................        275,000,000         275,000,000
    Westpac Banking Corp., New York Branch, 2.85%, 8/22/08 ...........................        275,000,000         275,003,935
                                                                                                               --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $3,425,011,161) ..............................                          3,425,011,161
                                                                                                               --------------
(b) COMMERCIAL PAPER 43.4%
    Abbott Laboratories, 7/08/08 .....................................................         77,000,000          76,967,061
    Australia and New Zealand Banking Group Ltd., 7/09/08 ............................        100,000,000          99,944,444
    Australia and New Zealand Banking Group Ltd., 8/04/08 ............................         50,000,000          49,882,417
    BP Capital Markets PLC, 7/01/08 ..................................................        106,878,000         106,878,000
    Commonwealth Bank of Australia, 7/07/08 ..........................................        100,000,000          99,956,083
    Commonwealth Bank of Australia, 9/22/08 ..........................................        175,000,000         173,910,625
    Danske Corp., 7/01/08 ............................................................         50,000,000          50,000,000
    Danske Corp., 7/28/08 ............................................................        275,000,000         274,480,250
    General Electric Capital Corp., 3/06/09 ..........................................        275,000,000         269,316,666
    Internationale Nederlanden U.S., 7/01/08 .........................................         50,000,000          50,000,000
    Internationale Nederlanden U.S., 9/08/08 .........................................        275,000,000         273,632,219
    Johnson & Johnson, 7/21/08 .......................................................         75,000,000          74,883,000
    Johnson & Johnson, 7/28/08 .......................................................        200,000,000         199,772,222
    Lloyds Bank PLC (CP), 7/01/08 ....................................................            100,000             100,000
    Nestle Capital Corp., 7/01/08 ....................................................        155,700,000         155,700,000
    Nestle Capital Corp., 7/21/08 ....................................................        100,000,000          99,881,667
    Novartis Finance Corp., 7/18/08 ..................................................        250,000,000         249,728,472
    PepsiCo Inc., 7/02/08 ............................................................        125,000,000         124,992,535
    PepsiCo Inc., 7/07/08 ............................................................         50,000,000          49,982,250
    Pfizer Inc., 7/15/08 .............................................................        125,306,000         125,212,438
    Procter & Gamble International Funding, 7/01/08 ..................................        100,000,000         100,000,000
    Procter & Gamble International Funding, 7/22/08 ..................................         50,000,000          49,936,708
    Toyota Motor Credit Corp., 2/09/09 ...............................................        250,000,000         245,896,181
    United Parcel Service Inc., 7/09/08 ..............................................         50,000,000          49,977,778
                                                                                                               --------------
    TOTAL COMMERCIAL PAPER (COST $3,051,031,016) .....................................                          3,051,031,016
                                                                                                               --------------


                               30 | Annual Report

The Money Market Portfolios

    THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT(a)        VALUE
    --------------------------                                                           -------------------   --------------
    INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $30,325,000) 0.4%
(b) FHLB, 7/01/08 ....................................................................       $ 30,325,000      $   30,325,000
                                                                                                               --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS(COST $7,056,375,123) ..............                          7,056,375,123
                                                                                                               --------------
(c) REPURCHASE AGREEMENTS 2.0%
    ABN Amro Bank NV, 2.15%, 7/01/08 (Maturity Value $55,003,285)
    Collateralized by U.S. Government Agency Securities, 3.125% - 4.75%,
       4/24/09 - 11/12/10 ............................................................         55,000,000          55,000,000
    Deutsche Morgan Grenfell, 1.75%, 7/01/08 (Maturity Value $84,159,091)
    Collateralized by aU.S. Treasury Bill, 9/25/08; and U.S. Treasury Note, 3.00%,
       7/15/12 .......................................................................         84,155,000          84,155,000
                                                                                                               --------------
    TOTAL REPURCHASE AGREEMENTS (COST $139,155,000) ..................................                            139,155,000
                                                                                                               --------------
    TOTAL INVESTMENTS (COST $7,195,530,123) 102.4% ...................................                          7,195,530,123
    OTHER ASSETS, LESS LIABILITIES (2.4)% ............................................                           (167,335,933)
                                                                                                               --------------
    NET ASSETS 100.0% ................................................................                         $7,028,194,190
                                                                                                               ==============

SELECTED PORTFOLIO ABBREVIATIONS
FHLB - Federal Home Loan Bank

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c)  See Note 1(b) regarding repurchase agreements.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 31

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

                                                                THE
                                                           MONEY MARKET
                                                             PORTFOLIO
                                                          --------------
Assets:
   Investments in securities, at amortized cost .......   $7,056,375,123
   Repurchase agreements, at value and cost ...........      139,155,000
                                                          --------------
      Total investments ...............................   $7,195,530,123
   Cash ...............................................            5,646
   Interest receivable ................................        8,650,806
                                                          --------------
      Total assets ....................................    7,204,186,575
                                                          --------------
Liabilities:
   Payables:
      Investment securities purchased .................      175,002,133
      Affiliates ......................................          864,562
      Distributions to shareholders ...................            8,342
   Accrued expenses and other liabilities .............          117,348
                                                          --------------
      Total liabilities ...............................      175,992,385
                                                          --------------
      Net assets, at value ............................   $7,028,194,190
                                                          --------------
Net assets consist of:
   Paid-in capital ....................................   $7,028,213,659
   Accumulated net realized gain (loss) ...............          (19,469)
                                                          --------------
      Net assets, at value ............................   $7,028,194,190
                                                          ==============
   Shares outstanding .................................    7,028,213,659
                                                          ==============
   Net asset value per share ..........................   $         1.00
                                                          ==============

   The accompanying notes are an integral part of these financial statements.


                               32 | Annual Report

The Money Market Portfolios

STATEMENT OF OPERATIONS
for the year ended June 30, 2008

                                                                          THE
                                                                     MONEY MARKET
                                                                       PORTFOLIO
                                                                     ------------
Investment income:
   Interest ......................................................   $282,174,972
                                                                     ------------
Expenses:
   Management fees (Note 3a) .....................................     10,149,545
   Custodian fees (Note 4) .......................................        115,572
   Reports to shareholders .......................................          9,144
   Professional fees .............................................        105,934
   Other .........................................................        110,380
                                                                     ------------
      Total expenses .............................................     10,490,575
      Expense reductions (Note 4) ................................         (1,906)
                                                                     ------------
         Net expenses ............................................     10,488,669
                                                                     ------------
            Net investment income ................................    271,686,303
                                                                     ------------
Net increase (decrease) in net assets resulting from operations ..   $271,686,303
                                                                     ============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 33

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               THE MONEY MARKET PORTFOLIO
                                                                                                  YEAR ENDED JUNE 30,
                                                                                            -------------------------------
                                                                                                 2008             2007
                                                                                            --------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .............................................................   $  271,686,303   $  318,082,571
      Net realized gain (loss) from investments .........................................               --          (19,469)
                                                                                            --------------   --------------
         Net increase (decrease) in net assets resulting from operations ................      271,686,303      318,063,102
                                                                                            --------------   --------------
   Distributions to shareholders from net investment income .............................     (271,686,303)    (318,082,571)
   Capital share transactions (Note 2) ..................................................      448,092,878    1,586,381,761
                                                                                            --------------   --------------
         Net increase (decrease) in net assets ..........................................      448,092,878    1,586,362,292
Net assets (there is no undistributed net investment income at beginning or end of year):
   Beginning of year ....................................................................    6,580,101,312    4,993,739,020
                                                                                            --------------   --------------
   End of year ..........................................................................   $7,028,194,190   $6,580,101,312
                                                                                            ==============   ==============

   The accompanying notes are an integral part of these financial statements.


                               34 | Annual Report

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at year end had been entered into on June 30, 2008. Repurchase agreements are valued at cost.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Portfolio has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Portfolio's financial statements.


                               Annual Report | 35

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                           YEAR ENDED JUNE 30,
                                                    ---------------------------------
                                                          2008              2007
                                                    ---------------   ---------------
Shares sold......................................   $ 8,390,404,437   $ 9,565,818,487
Shares issued on merger (Note 6).................                --        84,125,474
Shares issued in reinvestment of distributions...       271,685,448       318,075,338
Shares redeemed..................................    (8,213,997,007)   (8,381,637,538)
                                                    ---------------   ---------------
Net increase (decrease)..........................   $   448,092,878   $ 1,586,381,761
                                                    ===============   ===============


                               36 | Annual Report

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors or trustees of the Franklin Money Fund, the Institutional Fiduciary Trust, and the Franklin Templeton Money Fund Trust, and of the following subsidiaries:

SUBSIDIARY                                                          AFFILIATION
----------                                                      ------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C. OTHER AFFILIATED TRANSACTIONS

At June 30, 2008, the shares of the Portfolio were owned by the following funds:

                                                                                    PERCENTAGE OF
                                                                     SHARES      OUTSTANDING SHARES
                                                                 -------------   ------------------
Institutional Fiduciary Trust - Money Market Portfolio........   4,086,199,858         58.14%
Franklin Money Fund...........................................   2,495,690,642         35.51%
Franklin Templeton Money Fund Trust-
   Franklin Templeton Money Fund..............................     295,809,448          4.21%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund...     150,513,711          2.14%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2008, the Portfolio had tax basis capital losses of $19,469 expiring in 2016.


                               Annual Report | 37

The Money Market Portfolios

5. INCOME TAXES (CONTINUED)

The tax character of distributions paid during the years ended June 30, 2008 and 2007, was as follows:

                                                2008           2007
                                            ------------   ------------
Distributions paid fromordinary income...   $271,686,303   $318,082,571
                                            ------------   ------------

At June 30, 2008, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments.............   $7,195,530,123
                                   --------------
Undistributed ordinary income...   $        8,342
                                   --------------

6. MERGER

On August 31, 2006, the Franklin Money Fund acquired all of the assets, subject to liabilities of the Franklin Federal Money Fund pursuant to an agreement of merger. The merger was accomplished by a taxable exchange and accounted for as a purchase, and resulted in the Franklin Money Fund owning shares of the U.S. Government Securities Money Market Portfolio. The Franklin Money Fund then used the shares of the U.S. Government Securities Money Market Portfolio to purchase in-kind additional shares of the Portfolio. The U.S. Government Securities Money Market Portfolio then liquidated and transferred its portfolio securities to the Portfolio.

The selected financial information and shares outstanding immediately before and after the acquisition were as follows:

                                                              SHARES AT
FUND NAME                                                  $1.00 PER SHARE
---------                                                  ---------------
The U.S. Government Securities Money Market Portfolio...        84,125,474
The Money Market Portfolio..............................     5,604,232,120
The Money Market Portfolio - post merger................     5,688,357,594

7. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                               38 | Annual Report

The Money Market Portfolios

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE MONEY MARKET PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Portfolio (the "Fund") at June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 19, 2008


                               Annual Report | 39

The Money Market Portfolios

TAX DESIGNATION (UNAUDITED)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Portfolio designates the maximum amount allowable but no less than $271,686,303 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2008.


                               40 | Annual Report




The Money Market Portfolios

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                               NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF      FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION     TIME SERVED        BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------   -----------   -------------   -----------------------   -----------------------------------
HARRIS J. ASHTON (1932)          Trustee       Since 1992      143                       Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY,Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

ROBERT F. CARLSON (1928)         Trustee       Since 1998      122                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Retired; and FORMERLY, Vice President, senior member and past President, Board of Administration, California Public
Employees Retirement Systems (CALPERS) (1971-January 2008); member and Chairman of the Board, Sutter Community Hospitals;
member, Corporate Board, Blue Shield of California; and Chief Counsel, California Department of Transportation.

SAM GINN (1937)                  Trustee       Since 2007      122                       Chevron Corporation (global energy
One Franklin Parkway                                                                     company) and ICO Global
San Mateo, CA 94403-1906                                                                 Communications (Holdings) Limited
                                                                                         (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and
Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).

EDITH E. HOLIDAY (1952)          Trustee       Since 2005      143                       Hess Corporation (exploration and
One Franklin Parkway                                                                     refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906                                                                 Company (processed foods and allied
                                                                                         products), RTI International Metals,
                                                                                         Inc. (manufacture and distribution
                                                                                         of titanium), Canadian National
                                                                                         Railway (railroad) and White
                                                                                         Mountains Insurance Group, Ltd.
                                                                                         (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to
the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).


                               36 | Annual Report

                                                               NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF      FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION     TIME SERVED        BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------   -----------   -------------   -----------------------   -----------------------------------
FRANK W.T. LAHAYE (1929)         Trustee       Since 1992      122                       Center for Creative Land Recycling
One Franklin Parkway                                                                     (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).

FRANK A. OLSON (1932)            Trustee       Since 2007      143                       Hess Corporation (exploration and
One Franklin Parkway                                                                     refining of oil and gas) and
San Mateo, CA 94403-1906                                                                 Sentient Jet (private jet service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive
Officer (1977-1999); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

LARRY D. THOMPSON (1945)         Trustee       Since 2007      143                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior
Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy
Attorney General, U.S. Department of Justice (2001-2003).

JOHN B. WILSON (1959)            Lead          Trustee since   122                       None
One Franklin Parkway             Independent   2007 and Lead
San Mateo, CA 94403-1906         Trustee       Independent
                                               Trustee since
                                               January 2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief
Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996);
Executive Vice President - Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and
Partner, Bain & Company (consulting firm) (1986-1990).


                               Annual Report | 37

INTERESTED BOARD MEMBERS AND OFFICERS

                                                               NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF      FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION     TIME SERVED        BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------   -----------   -------------   -----------------------   -----------------------------------
**CHARLES B. JOHNSON (1933)      Trustee and   Trustee since   143                       None
One Franklin Parkway             Chairman of   1992 and
San Mateo, CA 94403-1906         the Board     Chairman of
                                               the Board
                                               since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton
Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

**GREGORY E. JOHNSON (1961)      Trustee       Since 2007      94                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director,
Templeton Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.

JAMES M. DAVIS (1952)            Chief         Chief           Not Applicable            Not Applicable
One Franklin Parkway             Compliance    Compliance
San Mateo, CA 94403-1906         Officer and   Officer since
                                 Vice          2004 and Vice
                                 President -   President -
                                 AML           AML
                                 Compliance    Compliance
                                               since 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc.
and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin
Resources, Inc. (1994-2001).

LAURA F. FERGERSON (1962)        Treasurer,    Treasurer       Not Applicable            Not Applicable
One Franklin Parkway             Chief         since 2004,
San Mateo, CA 94403-1906         Financial     Chief
                                 Officer and   Financial
                                 Chief         Officer and
                                 Accounting    Chief
                                 Officer       Accounting
                                               Officer since
                                               February 2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant
Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin
Templeton Services, LLC (1997-2003).


                               38 | Annual Report

                                                               NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF      FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION     TIME SERVED        BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------   -----------   -------------   -----------------------   -----------------------------------
JIMMY D. GAMBILL (1947)          Vice          Since           Not Applicable            Not Applicable
500 East Broward Blvd.           President     February 2008
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

DAVID P. GOSS (1947)             Vice          Since 2000      Not Applicable            Not Applicable
One Franklin Parkway             President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of
Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

RUPERT H. JOHNSON, JR. (1940)    President     Since 2002      Not Applicable            Not Applicable
One Franklin Parkway             and Chief
San Mateo, CA 94403-1906         Executive
                                 Officer -
                                 Investment
                                 Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in
Franklin Templeton Investments.

KAREN L. SKIDMORE (1952)         Vice          Since 2006      Not Applicable            Not Applicable
One Franklin Parkway             President
San Mateo, CA 94403-1906         and Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.


                               Annual Report | 39

                                                               NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF      FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION     TIME SERVED        BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------   -----------   -------------   -----------------------   -----------------------------------
CRAIG S. TYLE (1960)             Vice          Since 2005      Not Applicable            Not Applicable
One Franklin Parkway             President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of
Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner,
Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

GALEN G. VETTER (1951)           Senior Vice   Since           Not Applicable            Not Applicable
500 East Broward Blvd.           President     February 2008
Suite 2100                       and Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administra-
                                 tion

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director, RSM
McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's administrator and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2007. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT BOARD MEMBER AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 25, 2008, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included portfolio performance and financial information for the Fund, as well as periodic reports on shareholder services, legal compliance, pricing, and other services provided by the Investment Manager (Manager) and its affiliates. In addition, information specifically furnished to the Trustees in connection with the contract renewals being considered at the meeting included a Fund Profitability Analysis Report and additional information. Additionally, a report prepared by Lipper, Inc. ("Lipper") compared the investment performance and expenses of each of the separate Franklin funds investing in the Fund under the master/feeder structure (the "feeder funds") with those of other mutual funds deemed comparable as selected by Lipper. The Fund Profitability Analysis Report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included in the additional material prepared specifically for the meeting was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates, including Management's explanation of differences where relevant, as well as a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report were a memorandum prepared by Management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such information, the independent Trustees received assistance and met separately with independent counsel. The Fund Profitability Report and other additional material prepared by Management, along with the Lipper Reports for the feeder funds, were sent to each of the Trustees on February 1, 2008. Such material was reviewed and discussed by the independent Trustees among themselves and with Management in a telephonic conference call that took place February 15, 2008. Questions raised in such telephonic conference call were responded to by Management and were discussed at a meeting of independent Trustees held prior to the Board meeting. It was noted that all of the independent Trustees also served as independent Trustees on the Boards of each of the feeder funds and in considering such materials, emphasis was placed on various factors, including those taken into account by such Trustees in approving the investment advisory arrangements for the feeder funds.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $47,172 for the fiscal year ended June 30, 2008 and $29,132 for the fiscal year ended June 30, 2007.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended June 30, 2008 and $46,000 for the fiscal year ended June 30, 2007. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $5,198 for the fiscal year ended June 30, 2008 and $0 for the fiscal year ended June 30, 2007. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $278,879 for the fiscal year ended June 30, 2008 and $0 for the fiscal year ended June 30, 2007. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $284,077 for the fiscal year ended June 30, 2008 and $46,000 for the fiscal year ended June 30, 2007.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  August 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  August 27, 2008